Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,663	$ 5,358
Accumulated depreciation and amortization	(3,023)	(1,332)
Property and equipment, net	12,640	4,026
Depreciation and amortization expense	2,209	750	357
Internally developed computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,666	901
Depreciation and amortization expense	449	226	164
Purchased computer software and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,943	2,490
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,176	1,663
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	878	304
Property and equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 1,849	$ 630	$ 357